Debt - SB Funding Facility (Details) - USD ($) $ in Thousands			6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 07, 2025	Aug. 01, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Principal Amount Outstanding			$ 11,194,548	$ 11,194,548	$ 11,194,548	$ 11,194,548	$ 4,602,317
SB Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Principal Amount Outstanding			$ 400,000	$ 400,000	$ 400,000	$ 400,000	$ 75,000
Interest Rate						1.90%
Commitment fee percentage						0.50%
SB Funding Facility | Line of Credit | Minimum
Line of Credit Facility [Line Items]
Commitment fee percentage			0.50%	0.50%
SB Funding Facility | Line of Credit | Maximum
Line of Credit Facility [Line Items]
Commitment fee percentage			1.00%	1.00%
SB Funding Facility | Line of Credit | During Reinvestment Period
Line of Credit Facility [Line Items]
Interest Rate	2.10%	2.40%		1.90%	1.90%
SB Funding Facility | Line of Credit | Following Reinvestment Period
Line of Credit Facility [Line Items]
Interest Rate	2.40%			2.20%	2.20%
Commitment fee percentage		2.70%
Revolving Credit Facility | SB Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 750,000	$ 750,000	$ 750,000	$ 750,000